Investment property (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	[1]	$ 42,342	$ 44,581
Net gain from fair value adjustment (Note 8)		13,409	4,302
Reclassification to property, plant and equipment (i)		(3,313)	0
Exchange difference		(11,713)	(6,541)
Investment property, end of period		40,725	42,342	[1]
Fair value
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period		42,342
Investment property, end of period		40,725	42,342
Fair value | Level 3
Disclosure of detailed information about investment property [line items]
Investment property, end of period		40,700
Increase (decrease) in investment property		4,100
Cost
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period		42,342
Investment property, end of period		$ 40,725	$ 42,342

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.